SCHEDULE OF OUTSTANDING NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES (Details) (Parenthetical)				12 Months Ended
	Apr. 22, 2020 $ / shares	Apr. 22, 2020 shares $ / shares	Apr. 22, 2020 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares		Dec. 31, 2019 shares
3.30 Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants		305,060	3.30
Warrants Exercise Price 3.30 Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants		302,760	3.30
Warrants expiration date	Mar. 29, 2022
Warrants Exercise Price 5.75 [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants		1,143,428
Warrants expiration date	Jul. 30, 2023
Warrant exercise price | $ / shares	$ 5.75	$ 5.75	$ 5.75
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Issuance of stock option		531,895		257,500	1,002,395	[1]	241,000
Number of stock options expired		130,365		104,366	332,359		20,000
Stock option expired	Jul. 22, 2020

[1]	On April 22, 2020, the Company issued 531,895 Options and 305,060 Warrants (“$3.30 Warrants”) in replacement of Otis Options and Warrants outstanding at the date of acquiring Otis. In accordance with the Otis Stock Option Plan, 130,365 stock options expired on July 22, 2020, 90 days after the closing of the Transaction.